Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenues, net	$ 7,344,351	$ 5,253,753
Cost of revenue	(5,628,344)	(4,228,027)
Gross profit	1,716,007	1,025,726
Operating cost and expenses:
Sales and marketing expenses	(324,172)	(260,279)
General and administrative	(1,543,123)	(723,839)
Other operating income/(expenses)	11,230	(3,332)
Total operating cost and expenses	(1,856,065)	(987,450)
Loss from operations	(140,058)	38,276
Finance income	8,486	11,875
Finance cost	(21,394)	(18,658)
(Loss)/profit before income taxes	(152,966)	31,493
Income tax credit	18,288
NET (LOSS)/PROFIT AFTER TAX	$ (134,678)	$ 31,493
Net loss per share
Basic (in Dollars per share)	$ (0.01)		[1]
Diluted (in Dollars per share)	$ (0.01)		[1]
Weighted average number of ordinary shares outstanding
Basic (in Shares)	25,650,000	24,000,000
Diluted (in Shares)	25,650,000	24,000,000

[1]	The net income per share for period ended September 30, 2024 is immaterial.